As filed with the United States Securities and Exchange Commission on February 5, 2010

1933 Act File No. 333-36074
1940 Act File No. 811-09913

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                         X
Pre-Effective Amendment No.
Post-Effective Amendment No. 39                                                                                                               X
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 40                                                                                                                                        X

AIM COUNSELOR SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 100, Houston, TX 77046
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  (713)  626-1919

John M. Zerr, Esquire
11 Greenway Plaza, Suite 100
Houston, TX  77046
(Name and Address of Agent for Service)
------------
Copies to:

Peter Davidson , Esquire Invesco Advisers , Inc. 11 Greenway Plaza, Suite 100 Houston, TX 77046	E. Carolan Berkley, Esquire Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7599

Approximate Date of Proposed Public Offering:  As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)
  _           immediately upon filing pursuant to paragraph (b)
   X            on February 12, 2010 pursuant to paragraph (b)
           60 days after filing pursuant to paragraph (a)(1)
           on (date),  pursuant to paragraph (a)(1)
           75 days after filing pursuant to paragraph (a)(2)
           on  (date), pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
   X       this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

Cover Page

This Post-Effective Amendment No. 39, Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, solely to designate February 12, 2010 as the new effective date for Post-Effective Amendment No. 37, Amendment No. 38 filed pursuant to Rule 485(a)(2) under the Securities Act on November 25, 2009. This Post-Effective Amendment No. 39 neither amends nor supersedes any information contained in Post-Effective Amendment No. 37, Amendment No. 38.

Contents of Registration Statement

Prospectuses – Invesco Balanced Fund, Invesco California Tax-Free Income Fund, Invesco Dividend Growth Securities Fund, Invesco Equally-Weighted S&P 500 Fund, Invesco Fundamental Value Fund, Invesco Large Cap Relative Value Fund, Invesco New York Tax-Free Income Fund, Invesco S&P 500 Index Fund, Van Kampen American Franchise Fund, Van Kampen Core Equity Fund, Van Kampen Equity and Income Fund, Van Kampen Equity Premium Income Fund, Van Kampen Growth and Income Fund, Van Kampen Money Market Fund, Van Kampen Pennsylvania Tax Free Income Fund, Van Kampen Small Cap Growth Fund and Van Kampen Tax Free Money Fund - incorporated by reference to Post-Effective Amendment No. 37, Amendment No. 38 to the Registrant's Registration Statement on Form N-1A filed on November 25, 2009, Edgar Accession No. 0000950123-09-066174.

Statement of Additional Information - Invesco Balanced Fund, Invesco California Tax-Free Income Fund, Invesco Dividend Growth Securities Fund, Invesco Equally-Weighted S&P 500 Fund, Invesco Fundamental Value Fund, Invesco Large Cap Relative Value Fund, Invesco New York Tax-Free Income Fund, Invesco S&P 500 Index Fund, Van Kampen American Franchise Fund, Van Kampen Core Equity Fund, Van Kampen Equity and Income Fund, Van Kampen Equity Premium Income Fund, Van Kampen Growth and Income Fund, Van Kampen Money Market Fund, Van Kampen Pennsylvania Tax Free Income Fund, Van Kampen Small Cap Growth Fund and Van Kampen Tax Free Money Fund - incorporated by reference to Post-Effective Amendment No. 37, Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed on November 25, 2009, Edgar Accession No. 0000950123-09-066174.

Part C – filed herewith.

Signature Page

The sole purpose of this filing is to delay the effective date for the Registrant's Post-Effective Amendment No. 37, Amendment No. 38 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 25, 2009 to February 12, 2010.

PART C
OTHER INFORMATION

Item 28.		Exhibits

a (1)	–	(a) Second Amended and Restated Agreement and Declaration of Trust of Registrant dated December 6, 2005.(9)

	–	(b) Amendment No. 1, dated January 9, 2006, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant.(11)

	–	(c) Amendment No. 2, dated May 24, 2006, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant.(15)

	–	(d) Amendment No. 3, dated July 5, 2006, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant.(15)

	–	(e) Amendment No. 4, dated September 19, 2006, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant.(15)

	–	(f) Amendment No. 5, dated April 23, 2007, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant.(19)

	–	(g) Amendment No. 6, dated October 16, 2007, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant.(19)

	–	(h) Amendment No. 7, dated May 1, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant, effective September 14, 2005.(22)

	–	(i) Amendment No. 8, dated June 19, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant, effective September 14, 2005.(22)

	–	(j) Amendment No. 9, dated March 3, 2009, to Amended and Restated Agreement and Declaration of Trust of Registrant, effective September 14, 2005.(25)

	–	(k) Amendment No. 10, dated April 14, 2009, to Amended and Restated Agreement and Declaration of Trust of Registrant, effective September 14, 2005.(25)

	–	(l) Amendment No. 11, dated November 12, 2009, to Amended and Restated Agreement and Declaration of Trust of Registrant, effective September 14, 2005.(26)

b (1)	–	(a) Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005.(8)

	–	(b) Amendment, dated August 1, 2006, to Amended and Restated Bylaws of Registrant.(15)

	–	(c) Amendment No. 2, dated March 23, 2007, to Amended and Restated Bylaws of Registrant.(19)

	–	(d) Amendment No. 3, dated January 1, 2008, to Amended and Restated Bylaws of Registrant.(21)

c	–
Articles II, VI, VII, VIII and IX of the Second Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, as amended, of the define rights of holders of shares.

d (1)	–	(a) Master Investment Advisory Agreement dated November 25, 2003 between Registrant and A I M Advisors, Inc.(6)

	–	(b) Amendment No. 1, dated October 15, 2004, to the Master Investment Advisory Agreement between the Registrant and A I M Advisors, Inc.(7)

	–	(c) Amendment No. 2, dated March 31, 2006, to the Master Investment Advisory Agreement between the Registrant and A I M Advisors, Inc.(14)

	–	(d) Amendment No. 3, dated April 14, 2006, to the Master Investment Advisory Agreement between the Registrant and A I M Advisors, Inc.(15)

	–	(e) Amendment No. 4, dated March 9, 2007, to the Master Investment Advisory Agreement between the Registrant and A I M Advisors, Inc.(19)

(f) Amendment No. 5, dated April 23, 2007, to the Master Investment Advisory Agreement between the Registrant and A I M Advisors, Inc.(19)

	–	(g) Amendment No. 6, dated July 1, 2007, to the Master Investment Advisory Agreement between the Registrant and A I M Advisors, Inc.(19)

	–	(h) Amendment No. 7, dated June 2, 2009, to the Master Investment Advisory Agreement between the Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc.(26)

(2)	–
(a)        Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (now known as Invesco Trimark Ltd.)(22)

–
(b)         Form of Amendment to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated [   ] between Invesco Advisers, Inc., successor by merger to Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.*

(3)	-	Form of Temporary Sub-Advisory Agreement between Invesco Advisers, Inc. and Morgan Stanley Investment Management and affiliates.*

e (1)	–
(a)        First Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, as subsequently amended and as restated September 20, 2006, between Registrant and A I M Distributors, Inc.(16)

	–	(b) Amendment No. 1, dated December 8, 2006, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) between Registrant and A I M Distributors, Inc.(18)

–	(c) Amendment No. 2, dated January 31, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) between Registrant and A I M Distributors, Inc.(18)

–	(d) Amendment No. 3, dated February 28, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) between Registrant and A I M Distributors, Inc.(18)

–	(e) Amendment No. 4, dated March 9, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) between Registrant and A I M Distributors, Inc.(19)

–	(f) Amendment No. 5, dated April 23, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) between Registrant and A I M Distributors, Inc.(19)

–	(g) Amendment No. 6, dated September 28, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) between Registrant and A I M Distributors, Inc.(19)

–	(h) Amendment No. 7 dated December 20, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) between Registrant and A I M Distributors, Inc.(21)

–	(i) Amendment No. 8, dated April 28, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares).(22)

–	(j) Amendment No. 9, dated April 30, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares).(22)

–	(k) Amendment No. 10, dated May 1, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares).(22)

–	(l) Amendment No. 11, dated July 24, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares).(22)

–	(m) Amendment No. 12, dated October 3, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares).(23)

–	(n) Amendment No. 13, dated May 29, 2009, to the First Restated Master Distribution Agreement, (all Classes of Shares except Class B shares) and Invesco Aim Distributors, Inc.(25)

–	(o) Amendment No. 14, dated June 2, 2009, to the First Restated Master Distribution Agreement, (all Classes of Shares except Class B shares) and Invesco Aim Distributors, Inc.(26)

–	(p) Amendment No. 15, dated July 14 2009, to the First Restated Master Distribution Agreement, (all Classes of Shares except Class B shares) and Invesco Aim Distributors, Inc.(26)

–	(q) Amendment No. 16, dated September 25, 2009, to the First Restated Master Distribution Agreement, (all Classes of Shares except Class B shares) and Invesco Aim Distributors, Inc.(26)

	–	(r) Amendment No. 17, dated October 5, 2009, to the First Restated Master Distribution Agreement, (all Classes of Shares except Class B shares) and Invesco Aim Distributors, Inc.(26)

	-	(s) Form of Amendment No.[ ], dated [ ], to the First Restated Master Distribution Agreement, (all Classes of Shares except Class B shares) and Invesco Aim Distributors, Inc. *

(2)	–	(a) First Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, as subsequently amended and restated September 20, 2006, between Registrant and A I M Distributors, Inc.(16)

	–	(b) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Agreement (Class B shares) between Registrant and A I M Distributors, Inc.(18)

	–	(c) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Agreement (Class B shares) between Registrant and A I M Distributors, Inc.(18)

	–	(d) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Agreement (Class B shares) between Registrant and A I M Distributors, Inc.(19)

	–	(e) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Agreement (Class B shares)between Registrant and A I M Distributors, Inc.(19)

	–	(f) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Agreement (Class B shares).(22)

	–	(g) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Agreement (Class B shares).(22)

	–	(h) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Agreement (Class B shares).(22)

	–	(i) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Agreement (Class B shares).(25)

	–	(j) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Agreement (Class B shares).(26)

	–	(k) Amendment No. 10, dated October 5, 2009, to the First Restated Master Distribution Agreement (Class B shares).(26)

	–	(l) Form of Amendment No . [ ], dated [ ], to the First Restated Master Distribution Agreement (Class B shares). *

(3)	–	Form of Selected Dealer Agreement between Invesco Aim Distributors, Inc. and selected dealers.(24)

(4)	–	Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks.(24)

f (1)	–	Form of AIM Funds Retirement Plan for Eligible Directors/Trustees, as amended and restated January 1, 2008.(24)

(2)	–	Form of AIM Funds Trustee Deferred Compensation Agreement, as amended January 1, 2008. (24)

g (1)	–	(a) Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated May 8, 2001.(2)

	–	(b) Amendment No. 1, dated May 10, 2002, to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company.(2)

	–	(c) Amendment No. 2, dated December 8, 2003, to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company.(7)

	–	(d) Amendment No. 3, dated April 30, 2004, to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company.(7)

	–	(e) Amendment No. 4, dated September 8, 2004, to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company.(7)

	–	(f) Amendment No. 5, dated February 8, 2006, to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company.(12)

	–	(g) Amendment, dated January 31, 2007, to Master Custodian Agreement between Registrant and State Street Bank and Trust Company.(18)

	–	(h) Form of Amendment to Master Custodian Contract, dated [ ], between Registrant and State Street Bank and Trust Company.*

h (1)	–	(a) Third Amended and Restated Transfer Agency and Service Agreement, dated November 30, 2006, between Registrant and AIM Investment Services, Inc.(15)

	–	(b) Amendment No. 1, dated July 1, 2007, to Third Amended and Restated Transfer Agency and Service Agreement between Registrant and AIM Investment Services, Inc.(19)

–
(c)        Amendment No. 2, dated October 3, 2008, to Third Amended and Restated Transfer Agency and Service Agreement between Registrant and Invesco Aim Investment Services, Inc., formerly AIM Investment Services, Inc.(23)

	–	(d) Amendment No. 3, dated June 2, 2009, to Third Amended and Restated Transfer Agency and Service Agreement between Registrant and Invesco Aim Investment Services, Inc.(26)

	–	( e ) Form of Amendment No.[ ], dated [ ], to Third Amended and Restated Transfer Agency and Service Agreement between Registrant and Invesco Aim Investment Services, Inc.*

(2)	–	(a) Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(15)

	–	(b) Amendment No. 1, dated March 9, 2007, to the Second Amended and Restated Master Administrative Services Agreement.(19)

	–	(c) Amendment No. 2, dated April 23, 2007, to the Second Amended and Restated Master Administrative Services Agreement.(19)

	–	(d) Amendment No. 3, June 2, 2009, to the Second Amended and Restated Master Administrative Services Agreement.(26)

	–	(e) Form of Amendment No. [ ], dated [ ], to the Second Amended and Restated Master Administrative Services Agreement.*

(3)	–	Fourth Amended and Restated Memorandum of Agreement, regarding securities lending administrative fee waivers, dated May 29, 2009, between Registrant and Invesco Aim Advisors, Inc.(26)

(4)	–	Memorandum of Agreement, regarding expense limits, dated November 4, 2009, between Registrant and Invesco Aim Advisors, Inc.(26)

(5)	–	Memorandum of Agreement, regarding advisory fee waivers and affiliated money market fee waivers, dated July 1, 2009, between Registrant and Invesco Aim Advisors, Inc.(26)

(6)	–	Third Amended and Restated Interfund Loan Agreement, dated December 30, 2005, between Registrant and A I M Advisors, Inc.(17)

(7)	–	Agreement and Plan of Reorganization, dated September 19, 2006 for AIM Select Real Estate Income Fund.(19)

(8)	–	Agreement and Plan of Reorganization, dated November 8, 2006 for AIM Advantage Health Sciences Fund.(19)

(9)	–	Agreement and Plan of Reorganization, dated December 6, 2005, for AIM Floating Rate Fund.(19)

i	–	Legal Opinion and Consent of Stradley Ronon Stevens & Young, LLP.*

j	–	Other Opinions - None

k	–	Financial Statements - None

l (1)	–	(a) Initial Capitalization Agreement of Registrant’s AIM Structured Core Fund, AIM Structured Growth Fund and AIM Structured Value Fund, dated March 29, 2006.(14)

	–	(b) Initial Capitalization Agreement of Registrant’s AIM Select Real Estate Income Fund, dated March 8, 2007.(19)

	–	(c) Initial Capitalization Agreement of Investor Class shares of Registrant’s AIM Structured Core Fund, dated December 20, 2007.(19)

	–	(d) Initial Capitalization Agreement of AIM Core Plus Bond Fund, dated June 1, 2009.(26)

–
(e)        Initial Capitalization Agreement of Class Y shares of Registrant’s AIM Core Plus Bond Fund, AIM Floating Rate Fund, AIM Multi-Sector Fund, AIM Select Real Estate Income Fund, AIM Structured Core Fund, AIM Structured Growth Fund and AIM Structured Value Fund, dated October 2, 2008.(26)

	-	(f) Form of Agreement Concerning Initial Capitalization of Registrant’s [Fund Names] dated [ ].*

m (1)	–	(a) First Restated Master Distribution Plan (Class A shares) effective as of August 18, 2003, as subsequently amended.(15)

	–	(b) Amendment No. 1, dated January 31, 2007, to the Registrant's First Restated Master Distribution Plan (Class A shares).(18)

	–	(c) Amendment No. 2, dated February 28, 2007, to the Registrant's First Restated Master Distribution Plan (Class A shares).(18)

	–	(d) Amendment No. 3, dated March 9, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares).(19)

	–	(e) Amendment No. 4, dated April 23, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares).(19)

	–	(f) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan (Class A shares).(22)

	–	(g) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan (Class A shares).(22)

	–	(h) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan (Class A shares).(22)

	–	(i) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan (Class A shares).(25)

	–	(j) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan (Class A shares).(26)

	–	(k) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan (Class A shares).(26)

	–	(l) Amendment No. 11, dated November 4, 2009, to the First Restated Master Distribution Plan (Class A shares).(26)

	–	(m) Form of Amendment No. [ ], dated [ ], to the First Restated Master Distribution Plan (Class A shares).*

(2)	–	(a) First Restated Master Distribution Plan (Class B shares) effective August 18, 2003.(15)

	–	(b) Amendment No. 1, dated January 31, 2007, to the Registrant's First Restated Master Distribution Plan (Class B shares).(18)

	–	(c) Amendment No. 2, dated February 28, 2007, to the Registrant's First Restated Master Distribution Plan (Class B shares).(18)

	–	(d) Amendment No. 3, dated March 9, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares).(19)

	–	(e) Amendment No. 4, dated April 23, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares).(19)

	–	(f) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan (Class B shares).(22)

	–	(g) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan (Class B shares).(22)

	–	(h) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan (Class B shares).(22)

	–	(i) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan (Class B shares).(25)

	–	(j) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan (Class B shares).(26)

	–	(k) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan (Class B shares).(26)

	–	(l) Amendment No. 11, dated November 4, 2009, to the First Restated Master Distribution Plan (Class B shares).(26)

	–	(m) Form of Amendment No. [ ], dated [ ], to the First Restated Master Distribution Plan (Class B shares).*

(3)	–	(a) First Restated Master Distribution Plan (Class C shares) effective as of August 18, 2003 and as subsequently amended.(15)

	–	(b) Amendment No. 1, dated January 31, 2007, to the Registrant's First Restated Master Distribution Plan (Class C shares).(18)

	–	(c) Amendment No. 2, dated February 28, 2007, to the Registrant's First Restated Master Distribution Plan (Class C shares).(18)

	–	(d) Amendment No. 3, dated March 9, 2007, to the Registrant’s First Restated Master Distribution Plan (Class C shares).(19)

	–	(e) Amendment No. 4, dated April 23, 2007, to the Registrant’s First Restated Master Distribution Plan (Class C shares).(19)

	–	(f) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan (Class C shares).(22)

	–	(g) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan (Class C shares).(22)

	–	(h) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan (Class C shares).(22)

	–	(i) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan (Class C shares).(25)

	–	(j) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan (Class C shares).(26)

	–	(k) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan (Class C shares).(26)

	–	(l) Amendment No. 11, dated November 4, 2009, to the First Restated Master Distribution Plan (Class C shares).(26)

	–	(m) Form of Amendment No. [ ], dated [ ], to the First Restated Master Distribution Plan (Class C shares).*

(4)	–	(a) First Restated Master Distribution Plan (Class R shares) effective as of August 18, 2003 and as subsequently amended.(15)

	–	(b) Amendment No. 1, dated January 31, 2007, to the Registrant's First Restated Master Distribution Plan (Class R shares).(18)

	–	(c) Amendment No. 2, dated February 28, 2007, to the Registrant's First Restated Master Distribution Plan (Class R shares).(18)

	–	(d) Amendment No. 3, dated April 30, 2008, to the First Restated Master Distribution Plan (Class R shares).(22)

	–	(e) Amendment No. 4, dated May 29, 2009, to the First Restated Master Distribution Plan (Class R shares).(25)

	–	(f) Amendment No. 5, dated June 2, 2009, to the First Restated Master Distribution Plan (Class R shares).(26)

	–	(g) Amendment No. 6, dated July 1, 2009, to the First Restated Master Distribution Plan (Class R shares).(26)

	–	(h) Amendment No. 7, dated November 4, 2009, to the First Restated Master Distribution Plan (Class R shares).(26)

(5)	–	(a) First Restated Master Distribution Plan (Compensation), effective July 1, 2004 as subsequently amended (Investor Class Shares).(19)

	–	(b) Amendment No. 1 dated December 20, 2007, to the Registrant’s First Restated Master Distribution Plan (Compensation) effective July 1, 2004 as subsequently amended (Investor Class Shares).(21)

	–	(c) Amendment No. 2, dated April 28, 2008, to the First Restated Master Distribution Plan (Compensation) effective July 1, 2004 as subsequently amended (Investor Class Shares).(22)

(6)	-	Form of Master Distribution Plan (Class A, Class B, Class C and Class R Shares)(Reimbursement) for certain Invesco Funds.*

(7)	-	Form of Master Distribution Plan (Class A, Class B, Class C and Class R Shares)(Reimbursement) for certain Invesco Van Kampen Funds.*

(8)	–	Master Related Agreement to First Restated Master Distribution Plan (Class A shares).(22)

(9)	–	Master Related Agreement to First Restated Master Distribution Plan (Class C shares).(22)

(10)	–	Master Related Agreement to First Restated Master Distribution Plan (Class R shares).(22)

(11)	–	Master Related Agreement to First Restated Master Distribution Plan (Compensation) (Investor Class Shares).(22)

n (1)	–	(a) Fifteenth Amended and Restated Multiple Class Plan of The AIM Family of Funds® effective December 12, 2001, as amended and restated effective September 16, 2009.(26)

	-	(b) Form of [ ] Amended and Restated Multiple Class Plan of The AIM Family of Funds® effective December 12, 2001, as amended and restated effective [ ].*

o	–	Reserved.

p (1)	–
Invesco Aim Management Group, Inc. and AIM Funds Code of Ethics, adopted May 1, 1981, as last amended effective January 1, 2009, relating to Invesco Aim Management Group, Inc., and any of its subsidiaries.(24)

(2)	–	Code of Ethics relating to INVESCO Asset Management (Japan) Limited.(21)

(3)	–
Invesco Code of Ethics, adopted February 29, 2008, as last amended January 1, 2009, relating to Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc.(24)

(4)	–	Invesco Staff Ethics and Personal Share Dealing, dated September 2008, relating to Invesco Hong Kong Limited.(24)

(5)	–
Invesco Ltd. Code of Conduct, revised November 2008, Invesco Trimark Ltd. Addendum to the Invesco Code of Conduct, revised July 2008, Policy No. D-6 Gifts and Entertainment, revised March 2008, and Policy No. D-7 AIM Trimark Personal Trading Policy, revised March 2007, together the Code of Ethics relating to Invesco Trimark Ltd.(24)

(6)	–	Code of Ethics dated March 1, 2008, relating to Invesco Continental Europe (Invesco Asset Management Deutschland GmbH).(24)

(7)	–	Code of Ethics, revised 2008, relating to Invesco Asset Management Limited.(24)

(8)	–	Invesco Ltd. Code of Conduct, revised November 2008, relating to Invesco Australia Limited.(24)

q (1)	–	Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden, Fields, Flanagan, Mathai -Davis, Pennock, Soll, Stickel and Taylor .(27)

(2)	-	Power of Attorney for Mr. Frischling.(27)

(1) (2) (3) (4) (5) (6) (7) (8) (9) (10) (11) (12) (13) (14) (15) (16) (17) (18) (19) (20) (21) (22) (23) (24) (25) (26) (27) *
Previously filed with PEA No. 13 to the Registration Statement on August 28, 2003 and incorporated by reference herein.

Previously filed with PEA No. 38 to the Registration Statement of INVESCO Sector Funds, Inc. on July 15, 2003 and incorporated herein by reference (Identical except for the name of the Registrant (AIM Counselor Series Trust) and the date).

Previously filed with the Registration Statement on Form N-14 of AIM Special Opportunities Funds on August 13, 2003 and incorporated herein by reference.

Previously filed with PEA No. 77 to the Registration Statement of AIM Equity Funds filed on July 7, 2003 and incorporated by reference herein.

Previously filed with PEA No. 15 to the Registration Statement of Registrant filed on November 25, 2003 and incorporated by reference herein.

Previously filed with PEA No. 16 to the Registration Statement of Registrant filed on March 1, 2004 and incorporated by reference herein.

Previously filed with PEA No. 17 to the Registration Statement of Registrant filed on November 30, 2004 and incorporated by reference herein.

Previously filed with PEA No. 18 to the Registration Statement of Registrant filed on October 19, 2005 and incorporated by reference herein.

Previously filed with PEA No. 19 to the Registration Statement of Registrant filed on December 7, 2005 and incorporated by reference herein.

Previously filed with PEA No. 20 to the Registration Statement of Registrant filed on December 20, 2005 and incorporated by reference herein.

Previously filed with PEA No. 21 to the Registration Statement of Registrant filed on January 13, 2006 and incorporated by reference herein.

Previously filed with PEA No. 22 to the Registration Statement of Registrant filed on February 17, 2006 and incorporated by reference herein.

Previously filed with PEA No. 23 to the Registration Statement of Registrant filed on March 24, 2006 and incorporated by reference herein.

Previously filed with PEA No. 24 to the Registration Statement of Registrant filed on April 13, 2006 and incorporated by reference herein.

Previously filed with PEA No. 25 to the Registration Statement of Registrant filed on September 22, 2006 and incorporated by reference herein.

Previously filed with PEA No. 26 to the Registration Statement of Registrant filed on October 13, 2006 and incorporated by reference herein.

Previously filed with PEA No. 28 to the Registration Statement of Registrant filed on December 28, 2006 and incorporated by reference herein.

Previously filed with PEA No. 29 to the Registration Statement of Registrant filed on March 12, 2007 and incorporated by reference herein.

Previously filed with PEA No. 30 to the Registration Statement of Registrant filed on October 18, 2007 and incorporated by reference herein.

Previously filed with PEA No. 31 to the Registration Statement of Registrant filed on December 20, 2007 and incorporated by reference herein.

Previously filed with PEA No. 32 to the Registration Statement of Registrant filed on February 15, 2008 and incorporated by reference herein.

Previously filed with PEA No. 33 to the Registration Statement of Registrant filed on September 23, 2008 and incorporated by reference herein.

Previously filed with PEA No. 34 to the Registration Statement of Registrant filed on December 17, 2008 and incorporated by reference herein.

Previously filed with PEA No. 35 to the Registration Statement of Registrant filed on March 11, 2009 and incorporated by reference herein

Previously filed with PEA No. 36 to the Registration Statement of Registrant filed on May 28, 2009 and incorporated by reference herein

Previously filed with PEA No. 38 to the Registration Statement of Registrant filed on December 3, 2009 and incorporated by reference herein

Filed herewith electronically
To be filed by amendment

Item 29.	Persons Controlled by or Under Common Control With the Fund

None

Item 30.	Indemnification

Indemnification provisions for officers, trustees and employees of the Registrant are set forth in Article VIII of the Registrant’s Second Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference.  See Item 28 (a) and (b) above. Under the Second Amended and Restated Agreement and Declaration of Trust dated December 6, 2005, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law.  The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $60,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco Advisers) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Advisers or any of its officers, directors or employees, that Invesco Advisers shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.  Any liability of Invesco Advisers to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant.  No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 9 of the Sub-Advisory Contract between Invesco Advisers , Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. ( each a “Sub- Adviser ”, collectively the “Sub- Advisers ”) provides that the Sub- Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss, suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub- Adviser in the performance by the Sub- Adviser of its duties or from reckless disregard by the Sub- Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Advisor

The only employment of a substantial nature of Invesco Adviser’s directors and officers is with Invesco Advisers and its affiliated companies.  For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a “Sub- Adviser ”, collectively the “Sub- Advisers ”) reference is made to Form ADV filed under the Investment Advisers Act of 1940 by each Sub- Adviser herein incorporated by reference.  Reference is also made to the caption “Fund Management – The Advisers ” in the Prospectuses which comprises Part A of this Registration Statement, and to the caption “Investment Advisory and Other Services” of the Statement of Additional Information which comprises Part B of this Registration Statement, and to Item 32 (b) of this Part  C.

Item 32.	Principal Underwriters

(a)
Invesco Aim Distributors, Inc., the Registrant’s principal underwriter, also acts as principal underwriter to the following investment companies:

AIM Equity Funds
AIM Funds Group
AIM Growth Series
AIM International Mutual Funds
AIM Investment Funds
AIM Investment Securities Funds
AIM Sector Funds
AIM Tax-Exempt Funds
AIM Treasurer’s Series Trust
AIM Variable Insurance Funds
PowerShares Actively Managed Exchange-Traded Fund Trust
PowerShares Exchange-Traded Fund Trust
PowerShares Exchange-Traded Fund Trust II
PowerShares India Exchange-Traded Fund Trust
Short-Term Investments Trust

(b)	The following table sets forth information with respect to each director, officer or partner of Invesco Aim Distributors, Inc.

Name and Principal Business Address*	Position and Offices with Underwriter	Positions and Offices with Registrant

Philip A. Taylor	Director	Trustee, Principal Executive Officer & President

John S. Cooper	President	None

William Hoppe, Jr.	Executive Vice President	None

Karen Dunn Kelley	Executive Vice President	Vice President

Brian Lee	Executive Vice President	None

Ben Utt	Executive Vice President	None

LuAnn S. Katz	Senior Vice President	None

Ivy B. McLemore	Senior Vice President	None

Lyman Missimer III	Senior Vice President	Assistant Vice President

David J. Nardecchia	Senior Vice President	None

Margaret A. Vinson	Senior Vice President	None

Gary K. Wendler	Director & Senior Vice President	None

John M. Zerr	Director, Senior Vice President & Secretary	Senior Vice President, Secretary & Chief Legal Officer

David A. Hartley	Treasurer & Chief Financial Officer	None

Lisa O. Brinkley	Chief Compliance Officer	Vice President
Lance A. Rejsek	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer

*	11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c)	Not applicable.

Item 33.	Location of Accounts and Records

Invesco Advisers , Inc., 1555 Peachtree Street, N.E., Atlanta, GA 30309 , maintains physical possession of each such account, book or other document of the Registrant at the Registrant’s principal executive offices, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 , except for those maintained at the offices of, Invesco Senior Secured Management, Inc., 1166 Avenue of the Americas, New York, New York 10036, and except for those relating to certain transactions in portfolio securities that are maintained by the Registrant’s Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110 and the Registrant’s Transfer Agent and Dividend Paying Agent, Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

Records may also be maintained at the offices of:

Invesco Asset Management Deutschland GmbH
An der Welle 5
1st Floor
Frankfurt, Germany 60322

Invesco Asset Management Ltd.
30 Finsbury Square
London, United Kingdom
EC2A 1AG

Invesco Asset Management (Japan) Limited
25th Floor, Shiroyama Trust Tower
3-1, Toranoman 4-chome, Minato-Ku
Tokyo, Japan 105-6025

Invesco Australia Limited
333 Collins Street, Level 26
Melbourne Vic 3000, Australia

Invesco Hong Kong Limited
32nd Floor
Three Pacific Place
1 Queen’s Road East
Hong Kong

Invesco Senior Secured Management, Inc.
1166 Avenue of the Americas
New York, NY 10036

Invesco Trimark Ltd.
5140 Yonge Street
Suite 900
Toronto, Ontario
Canada M2N 6X7

Item 34.	Management Services

None

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 5th day of February, 2010.

                                               Registrant:  AIM COUNSELOR SERIES TRUST

By:/s/ Philip A. Taylor_
                                                                                        Philip A. Taylor, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES                                               TITLE                                                       DATE

 /s/Philip A. Taylor                                        Trustee & President                                                                                                               February 5, 2010
           (Philip A. Taylor)                                                                                      (Principal Executive Officer)

/s/ Bob R. Baker*                                           Trustee                                                                                                                            February 5, 2010
                  (Bob R. Baker)

/s/ Frank S. Bayley*                                         Trustee                                                                                                                            February 5, 2010
                  (Frank S. Bayley)

/s/ James T. Bunch*                                         Trustee                                                                                                                            February 5, 2010
                  (James T. Bunch)

/s/ Bruce L. Crockett*                                     Chair & Trustee                                                                                                                    February 5, 2010
                      (Bruce L. Crockett)

/s/ Albert R. Dowden*                                       Trustee                                                                                                                             February 5, 2010
                  (Albert R. Dowden)

/s/ Martin L. Flanagan*                                       Trustee                                                                                                                           February 5, 2010
                     (Martin L. Flanagan)

/s/ Jack M. Fields*                                             Trustee                                                                                                                           February 5, 2010
                      (Jack M. Fields)

/s/ Carl Frischling*                                          Trustee                                                                                                                            Febrauary 5, 2010
                 (Carl Frischling)

/s/ Prema Mathai-Davis*                                     Trustee                                                                                                                             Febrauary 5, 2010
                    (Prema Mathai-Davis)

/s/ Lewis F. Pennock*                                       Trustee                                                                                                                             February 5, 2010
                    (Lewis F. Pennock)

/s/ Larry Soll*                                             Trustee                                                                                                                             February 5, 2010
                 (Larry Soll)

/s/ Raymond Stickel, Jr.*                                     Trustee                                                                                                                             February 5, 2010
                  (Raymond Stickel, Jr.)

                                                                                                                             Vice President & Treasurer                                                                                                                  February 5, 2010
/s/Sheri Morris                                     (Principal Financial and
              (Sheri Morris)                                                                                     Accounting Officer)

*By/s/ Philip A. Taylor
                Philip A. Taylor
                Attorney-in-Fact

*Philip A. Taylor, pursuant to powers of attorney dated January 21, 2010, filed herewith.

INDEX
Exhibit Number	Description

q(1)	Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden, Fields, Flanagan, Mathai-Davis, Pennock, Soll, Stickel and Taylor

q(2)	Power of Attorney for Mr. Frischling